FOREIGN EXCHANGE (GAINS) LOSSES, NET (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of OCI related to derivatives
Foreign exchange gains (losses)	$ (320)	$ 185	$ (10)
Derivative instrument held-for-trading
Components of OCI related to derivatives
Foreign exchange gains (losses)	(401)	151	(37)
Other instruments
Components of OCI related to derivatives
Foreign exchange gains (losses)	$ 81	$ 34	$ 27